Financial Instruments - Summary of Hedge Derivative Instruments and Their Corresponding Hedged Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Interest rate risk [Member] | Interest rate hedge [Member] | Swap one [Member] | Bank Loans [Member]
Disclosure Of Hedge Accounting [Line Items]
Fair Value of Hedged Item	$ 8,670	$ (567)
Interest rate risk [Member] | Interest rate hedge [Member] | Swap Two [Member] | Unsecured Obligations (Bonds) [Member]
Disclosure Of Hedge Accounting [Line Items]
Fair Value of Hedged Item		(592)
Currency risk [Member] | Exchange rate hedge [Member] | Swap three [Member] | Bank Loans [Member]
Disclosure Of Hedge Accounting [Line Items]
Fair Value of Hedged Item	48,930	109,551
Currency risk [Member] | Exchange rate hedge [Member] | Swap four [Member] | Operational Income [Member]
Disclosure Of Hedge Accounting [Line Items]
Fair Value of Hedged Item	$ 2,008	$ 153